Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Unaudited interim condensed financial statements:
a.	Unaudited interim condensed financial statements:

These unaudited condensed financial statements have been prepared as of June 30, 2026 and for the six months period then ended. Accordingly, certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been omitted. These unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and the accompanying notes of the Company for the year ended December 31, 2025 that are included in the Company’s Annual Report on Form 20-F, filed with the Securities and Exchange Commission on February 24, 2026 (the “Annual Report on Form 20-F”). The results of operations presented are not necessarily indicative of the results to be expected for the year ending December 31, 2026.

Use of estimates in preparation of financial statements:
b.	Use of estimates in preparation of financial statements:

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates.

Significant Accounting Policies:
c.	Significant Accounting Policies:

The significant accounting policies followed in the preparation of these unaudited interim condensed financial statements are applied consistently with the significant accounting policies applied in the Company’s latest annual financial statements as of and for the period ended December 31, 2025.

Recently adopted accounting standards

Lease:

In accordance with ASU No. 2016-02, “Leases (Topic 842)”, the Company determines if an arrangement is a lease and the classification of that lease at inception based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether the Company obtains the right to substantially all the economic benefits from the use of the asset throughout the period, and (3) whether the Company has a right to direct the use of the asset. The Company elected to not recognize a lease liability and a right-of-use (“ROU”) asset for leases with a term of twelve months or less. The Company also elected the practical expedient to not separate lease and non-lease components for its leases.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make minimum lease payments arising from the lease.

ROU assets are initially measured at amounts, which represents the discounted present value of the lease payments over the lease, plus any initial direct costs incurred. The lease liability is initially measured at lease commencement date based on the discounted present value of minimum lease payments over the lease term. The implicit rate within the operating leases is generally not determinable, therefore the Company uses its Incremental Borrowing Rate (“IBR”) based on the information available at commencement date in determining the present value of lease payments. The Company’s IBR is estimated to approximate the interest rate for collateralized borrowing with similar terms and payments and in economic environments where the leased asset is located. Certain leases include options to extend or terminate the lease. An option to extend the lease is considered in connection with determining the ROU asset and lease liability when it is reasonably certain that the Company will exercise that option. An option to terminate is considered unless it is reasonably certain that the Company will not exercise the option.

Property, plant and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

	%	Mainly %

Laboratory equipment	10	10

Computers, office furniture and equipment	6 - 33	33

Impairment of long-lived assets:

Property and equipment and ROU assets are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment,” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets (assets group) to be held and used is measured by a comparison of the carrying amount of an asset (assets group) to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. As of June 30, 2026, no impairment indicators have been identified.

Warrants to purchase ordinary shares:

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance. The assessment considers whether the warrants are freestanding financial instruments, meet the definition of a liability under ASC 480, are indexed to the Company’s own stock and whether the warrants are eligible for equity classification under ASC 815-40. This assessment is conducted at the time of warrant issuance and as of each subsequent reporting period end date while the warrants are outstanding.

Warrants that meet all the criteria for equity classification, are required to be recorded as a component of additional paid-in capital. Warrants that do not meet all the criteria for equity classification, are required to be recorded as liabilities at their initial fair value on the date of issuance and remeasured to fair value through earnings at each balance sheet date thereafter.

Basic and diluted loss per share:
d.	Basic and diluted loss per share:

The Company’s convertible preferred shares are participating securities. As the Company has participating securities, the Company compute earnings per share using the two-class method. Under the two-class method, net income (loss) is allocated between ordinary shares and other participating securities based on their participating rights. The Company’s participating securities do not contractually require the holders of such shares to participate in the Company’s losses.

As such, net loss for the period presented were not allocated to the Company’s participating securities.

For purposes of the diluted net income (loss) per share calculation, options and warrants are considered to be ordinary share equivalents. In the calculation of the basic and diluted net loss, the Company included options that would be exercised for no or little consideration and are exercisable with no contingencies.

Net loss and weighted average number of ordinary shares used in computing basic and diluted net loss per share is as follows:

	Six months ended June 30,
	2026	2025

Numerator:
Net loss	$(2,600)	$(3,228)
Interest accrued on convertible preferred shares	-	(23)
Net loss available for allocation	(2,600)	(3,251)
Net loss attributed to Ordinary Shares	(2,600)	(191)
Net loss attributed to preferred shares	-	(3,060)

Denominator:
Number of Ordinary Shares	5,954,122	162,198
Number of convertible preferred shares	-	2,603,652
	5,954,122	2,765,850

Net loss per share of Ordinary Share, basic and diluted	$(0.44)	$(1.17)
Net loss per share of preferred share, basic and diluted	$-	$(1.17)

For the purposes of the diluted net loss per share attributable to ordinary shareholders’ calculation, stock options and warrants are considered to be Ordinary Shares equivalents. The number of Ordinary Shares equivalents presented below were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because the exercise prices were greater than the average market price of the Ordinary Shares as a result of applying the treasury stock method, and therefore including them would have been anti-dilutive.

	Six months ended June 30,
	2026	2025

Options with an exercise price of $1.46	79,290	79,290
Options with an exercise price of $4.0	309,871	-
Warrants with an exercise price of $10.0	62,500	-
Warrants with an exercise price of $5.0	349,072	-
Warrants with an exercise price of $4.20	1,857,143	-
Warrants with an exercise price of $4.375	92,857	-

Accounting pronouncements not yet adopted:
e.	Accounting pronouncements not yet adopted:

In November 2024, the Financial Accounting Standards Board (“FASB”) issued ASU 2024-03, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which expands disclosures about specific expense categories presented on the face of the income statement. In January 2025, the FASB issued ASU 2025-01, Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40), which clarifies the effective date of ASU 2024-03. The ASU will be effective for us beginning with our annual reporting for fiscal year 2028 and interim periods thereafter. The Company is evaluating the impact of the adoption of this update on the Company’s condensed interim financial statements and related disclosures.

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements (“ASU 2025-11”). ASU 2025-11 clarifies the applicability of the interim reporting guidance, the types of interim reporting, and the form and content of interim financial statements in accordance with GAAP. The ASU is not intended to change the fundamental nature of interim reporting or expand or reduce current interim disclosure requirements but rather provide clarity and improve navigability of the existing interim reporting requirements. This guidance is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of ASU 2025-11 on its financial statements and related disclosures.

In December 2025, the FASB issued ASU 2025-10 Accounting for Government Grants Received by Business Entities, to establish guidance on the recognition, measurement, presentation and disclosure requirements for government grants received by business entities, including guidance for grants related to an asset and grants related to income. ASU 2025-10 is effective for fiscal years beginning after December 15, 2028, and interim reporting periods within those annual reporting periods. The Company is currently evaluating the impact of this amendment on its financial statements and related disclosures.